Share-Based Compensation - Schedule of Restricted Stock Units Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs and PSUs Outstanding, Beginning Balance	2,191,000	2,476,000	2,620,000
RSUs and PSUs, Granted	611,000	899,000	1,048,000
Performance adjustment	0	0	0
RSUs and PSUs, Vested	(878,000)	(992,000)	(1,030,000)
RSUs and PSUs, Cancelled	(140,000)	(192,000)	(162,000)
RSUs and PSUs Outstanding, Ending Balance	1,784,000	2,191,000	2,476,000
Performance Shares PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs and PSUs Outstanding, Beginning Balance	2,083,000	2,592,000	3,035,000
RSUs and PSUs, Granted	455,000	689,000	808,000
Performance adjustment	699,000	684,000	206,000
RSUs and PSUs, Vested	(1,399,000)	(1,772,000)	(1,364,000)
RSUs and PSUs, Cancelled	(123,000)	(110,000)	(93,000)
RSUs and PSUs Outstanding, Ending Balance	1,715,000	2,083,000	2,592,000
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs and PSUs Outstanding, Beginning Balance	4,274,000	5,068,000	5,655,000
RSUs and PSUs, Granted	1,066,000	1,588,000	1,856,000
Performance adjustment	699,000	684,000	206,000
RSUs and PSUs, Vested	(2,277,000)	(2,764,000)	(2,394,000)
RSUs and PSUs, Cancelled	(263,000)	(302,000)	(255,000)
RSUs and PSUs Outstanding, Ending Balance	3,499,000	4,274,000	5,068,000
Weighted Average Grant Date Fair Value, RSUs and PSUs, Beginning balance	$ 150.32	$ 125.4	$ 105.23
Weighted Average Grant Date Fair Value, RSUs and PSUs, Granted	235.71	174.34	144.17
Performance adjustment	138.45	102.02	81.89
Weighted Average Grant Date Fair Value, RSUs and PSUs, Vested	138.41	106.62	88.63
Weighted Average Grant Date Fair Value, RSUs and PSUs, Cancelled	183.86	149.07	124.5
Weighted Average Grant Date Fair Value, RSUs and PSUs, Ending balance	$ 179.18	$ 150.32	$ 125.4